Commitments and Contingencies - Purchase Commitments (Details) - Purchase Commitments - USD ($) $ in Millions	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Purchase Commitments
Estimated minimum aggregate purchase price	$ 316.4	$ 338.6
Minimum
Purchase Commitments
Duration of commitment to purchase receivables	3 months
Maximum
Purchase Commitments
Duration of commitment to purchase receivables	12 months